Liabilities Measured at Fair Value on a Recurring Basis - Weighted-Average Assumptions (Details) - HZO, Inc. and Subsidiaries	Jun. 30, 2026	Dec. 31, 2025 Y	Dec. 31, 2024 Y
Risk-free interest rate
Fair Value Measurements
Warrant liability measurement input	3.4	3.4
Expected stock price volatility
Fair Value Measurements
Warrant liability measurement input	60	60
Expected dividend yield
Fair Value Measurements
Warrant liability measurement input	0	0
Expected term (years)
Fair Value Measurements
Warrant liability measurement input	0.6	2
Level 3 | Fair value measurements, recurring | Risk-free interest rate
Fair Value Measurements
Warrant liability measurement input		0.034	0.04
Level 3 | Fair value measurements, recurring | Expected stock price volatility
Fair Value Measurements
Warrant liability measurement input		0.60	0.60
Level 3 | Fair value measurements, recurring | Expected dividend yield
Fair Value Measurements
Warrant liability measurement input	0	0	0
Level 3 | Fair value measurements, recurring | Expected term (years)
Fair Value Measurements
Warrant liability measurement input		2	2.5